Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
NVIT S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the Standard & Poor's 500® Index ("S&P 500® Index") before the deduction of Fund expenses. The S&P 500® Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500® Index. The Fund does not necessarily invest in all of the securities included in the S&P 500® Index or in the same weightings.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

		In addition to these risks, the Fund’s portfolio managers may select securities that underperform the S&P 500 Index or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class IV Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.72% 2nd qtr. of 2009 Worst Quarter: -21.96% 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund commenced operations on April 28, 2003 when it acquired all of the assets, subject to stated liabilities, of the Market Street Equity Index 500® Portfolio (the “Predecessor Fund”). Therefore, the historical performance shown for the Fund includes the previous performance of the Predecessor Fund.

		The inception date for Class Y shares is May 1, 2006. The Fund commenced offering Class I and Class II shares only as of the date of this prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class IV shares (which was based on the previous performance of the Predecessor Fund). Performance for Class I and Class II shares has been adjusted to reflect those share classes’ higher expenses than those of Class IV shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class IV shares.
NVIT S&P 500 Index Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%	[2]
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	101
10 Years	rr_ExpenseExampleYear10	230
1 Year	rr_AverageAnnualReturnYear01	15.74%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
NVIT S&P 500 Index Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%	[2]
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	99
5 Years	rr_ExpenseExampleYear05	178
10 Years	rr_ExpenseExampleYear10	411
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	6.78%
NVIT S&P 500 Index Fund | Class II shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%	[2]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	317
10 Years	rr_ExpenseExampleYear10	719
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	6.46%
NVIT S&P 500 Index Fund | Class IV shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%	[2]
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
2003	rr_AnnualReturn2003	28.30%
2004	rr_AnnualReturn2004	10.60%
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	15.30%
2007	rr_AnnualReturn2007	5.10%
2008	rr_AnnualReturn2008	(37.30%)
2009	rr_AnnualReturn2009	26.20%
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	1.75%
2012	rr_AnnualReturn2012	15.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	6.78%
NVIT S&P 500 Index Fund | S&P 500® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Under the Fund Participation Agreement between Nationwide Variable Insurance Trust (the "Trust") and Nationwide Financial Services, Inc. ("NFS"), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class I and Class II shares of the Fund, and 0.10% with respect to Class IV shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class I and Class II shares through April 30, 2014.
[2]	(After Fee Waiver/Expense Reimbursement)